CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands		Ordinary shares [member]	Capital reserve [member]	Treasury shares [member]	Legal reserve [member]	Accumulated foreign currency translation adjustments [member]	Marketable securities at FVTOCI [member]	Gain (losses) on cash flow hedge [member]	Actuarial losses [member]	Retained earnings (losses) [member]	Total equity [member]	Non-controlling interest [member]	Total
BALANCES AT BEGINNING at Dec. 31, 2017		R$ 12,460,471	R$ 115,097	R$ (71,483)	R$ 101,367	R$ (766,959)	R$ (56,258)	R$ (572,152)	R$ (9,872)		R$ 11,200,211	R$ 512,571	R$ 11,712,782
Comprehensive income (loss)
Adoption of IFRS 9										(17,087)	(17,087)	2,547	(14,540)
Restatement by hyperinflation										130,210	130,210		130,210
Gains (losses) on foreign currency translation of foreign operations	[1]					14,144					14,144	70,217	84,361
Loss on net investment hedge	[1]
Unrealized loss in marketable securities at FVTOCI	[1],[2]						(106,168)				(106,168)		(106,168)
Unrealized gains in cash flow hedge	[1]							175,987			175,987		175,987
Actuarial gains (losses) on pension and post-employment plans	[1]								327		327		327
Net profit (loss) for the year										(4,448,061)	(4,448,061)	(18,185)	(4,466,246)
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)	[1]					14,144	(106,168)	175,987	327	(4,448,061)	(4,363,771)	52,032	(4,311,739)
Realized loss in marketable securities at FVTOCI							63,975			(63,975)
Reclassification of actuarial gains (losses) - defined benefit									(18,543)	18,543
Appropriation of income (loss)
Absorption of losses with income reserves					(101,367)					101,367
Share-based payments			477	14,807							15,284		15,284
Loss on participation changes			(220)								(220)		(220)
BALANCES AT END at Dec. 31, 2018		12,460,471	115,354	(56,676)		(752,815)	(98,451)	(396,165)	(28,088)	(4,279,003)	6,964,627	567,150	7,531,777
Comprehensive income (loss)
Adoption of IFRS 16										6,287	6,287		6,287
Gains (losses) on foreign currency translation of foreign operations	[1]					626,254					626,254	(30,666)	595,588
Loss on net investment hedge	[1]					(66,818)					(66,818)		(66,818)
Unrealized gains in cash flow hedge	[1]							39,444			39,444		39,444
Actuarial gains (losses) on pension and post-employment plans	[1]								(118,123)		(118,123)	(1,786)	(119,909)
Gains on marketable securities measured at FVTOCI	[1],[2]						50,412				50,412		50,412
Net profit (loss) for the year										162,684	162,684	(160)	162,524
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						559,436	50,412	39,444	(118,123)	162,684	693,853	(32,612)	661,241
Realized loss in marketable securities at FVTOCI	[2]						52,493			(52,493)
Reclassification of actuarial gains (losses) - defined benefit									(30,612)	30,612
Appropriation of income (loss)
Dividends												(4,988)	(4,988)
Share-based payments			(6,861)	18,437							11,576		11,576
Acquisition (sale) of non-controlling interests			84,352								84,352	(276,824)	(192,472)
BALANCES AT END at Dec. 31, 2019		12,460,471	192,845	(38,239)		(193,379)	4,454	(356,721)	(176,823)	(4,131,913)	7,760,695	252,726	8,013,421
Comprehensive income (loss)
Gains (losses) on foreign currency translation of foreign operations	[1]					(207,734)					(207,734)	28,308	(179,426)
Loss on net investment hedge	[1]					(277,856)					(277,856)		(277,856)
Unrealized gains in cash flow hedge	[1]							(81,500)			(81,500)		(81,500)
Actuarial gains (losses) on pension and post-employment plans	[1]								7,589		7,589	(468)	7,121
Gains on marketable securities measured at FVTOCI	[1],[2]						2,562				2,562		2,562
Net profit (loss) for the year										1,518,492	1,518,492	6,505	1,524,997
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						(485,590)	2,562	(81,500)	7,589	1,518,492	961,553	34,345	995,898
Reclassification of actuarial gains (losses) - defined benefit									(19,393)	19,393
Appropriation of income (loss)
Dividends												(4,458)	(4,458)
Share-based payments			180	20,371							20,551		20,551
Acquisition (sale) of non-controlling interests	[3]		(50,945)								(50,945)	(54,863)	(105,808)
Acquisition of treasury shares				(106,070)							(106,070)		(106,070)
BALANCES AT END at Dec. 31, 2020		R$ 12,460,471	R$ 142,080	R$ (123,938)		R$ (678,969)	R$ 7,016	R$ (438,221)	R$ (188,627)	R$ (2,594,028)	R$ 8,585,784	R$ 227,750	R$ 8,813,534

[1]	All changes in other comprehensive income are presented net of taxes.
[2]	FVTOCI: Fair Value Through Other Comprehensive Income.
[3]	Acquisition of remaining participation in the subsidiary Al-Wafi (note 1.1).